Average Annual Total Returns{- Value Portfolio} - 02.28 VIP Value Portfolio Investor PRO-08 - Value Portfolio	VIP Value Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Value Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Value Portfolio-Investor VIP Return Before Taxes Past 10 years	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years
Total	6.20%	9.31%	10.38%	2.87%	9.74%	10.36%